Accounts Receivable, Net	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	As of September 30,
	2025	2024
Accounts receivable	$13,026,331	$13,040,903
Less: allowance for credit loss	(18,214)	(135,082)
Accounts receivable, net	$13,008,117	$12,905,821

The Company’s accounts receivable primarily includes the balance due from customers when the Company’s pharmaceutical products are sold and delivered to customers. As of date of this report, approximately 50.7%, or $6.6 million, of the Company’s net account receivable balance as of September 30, 2025 has been subsequently collected, and the remaining balance is expected to be substantially collected before June 30, 2026.

Allowance for credit loss movement is as follows:

	As of September 30,
	2025	2024
Beginning balance	$135,082	$-
(Reversal) provision of allowance for credit loss	(113,454)	131,581
Foreign currency translation adjustments	(3,414)	3,501
Ending balance	$18,214	$135,082